Commitments and Contingencies - Future minimum lease payments (Details)	Dec. 31, 2016 USD ($)
Operating Leases
2017	$ 6,587,913
2018	3,785,515
2019	2,311,939
2020	1,392,803
2021	1,392,803
Thereafter	3,987,729
Total	19,458,702
Minimum Purchase Commitments
2017	2,200,000
2018	0
2019	0
2020	0
2021	0
Thereafter	0
Total	2,200,000
Capital Spend Commitments
Minimum Purchase Commitments
2017	18,554,769
2018	0
2019	0
2020	0
2021	0
Thereafter	0
Total	$ 18,554,769